Other Current Assets	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

11.    Other Current Assets

Prepaid expenses and other current assets consist of the following:

	December 31,
	2021	2020
Prepaid expenses	$9,325	$1,636
Contract asset	2,588	450
Derivative margin asset	3,273	—
Tax receivable	2,254	55
Deposits	650	411
Commitment asset	416	—
Other	1,747	509
	$20,253	$3,061